Segment Information, Geographical Data and Major Customers (Detail) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended												4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
		Jul. 31, 2017	Sep. 30, 2017 [2]	Dec. 31, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017
Segment Reporting Information [Line Items]
Total revenues																	$ 178,753
Operating profit (loss)																	1,277
General and administrative expenses																	(46,619)
Corporate expenses																	(14,989)
Gain on asset dispositions, net																	6,616
Asset impairments				$ (16,777)													(16,777) [1]
Operating loss			$ (5,782)	(18,091)	[2]												(23,873)
Foreign exchange loss																	(407)
Equity in net earnings of unconsolidated companies																	2,130
Interest income and other, net																	2,771
Reorganization items																	(4,299)
Interest and other debt costs, net																	(13,009)
Loss before income taxes																	(36,687)
Depreciation and amortization																	20,337
Additions to properties and equipment																	9,834
Assets excluding equity investments	[3]			1,251,125													1,251,125
Investments in and advances to unconsolidated companies				29,216													29,216
Assets except corporate portion				1,280,341													1,280,341
Assets				1,746,180													1,746,180
All Other Segments
Segment Reporting Information [Line Items]
Operating profit (loss)																	1,614
Depreciation and amortization																	827
Assets	[3]			2,443													2,443
Operating Segments
Segment Reporting Information [Line Items]
Operating profit (loss)																	(337)
Depreciation and amortization																	19,344
Additions to properties and equipment																	2,935
Assets	[3]			1,248,682													1,248,682
Operating Segments | Americas
Segment Reporting Information [Line Items]
Operating profit (loss)																	(1,599)
Depreciation and amortization																	5,767
Additions to properties and equipment																	144
Assets	[3]			164,958													164,958
Operating Segments | Middle East/Asia Pacific
Segment Reporting Information [Line Items]
Operating profit (loss)																	451
Depreciation and amortization																	4,716
Additions to properties and equipment																	2,596
Assets	[3]			48,268													48,268
Operating Segments | Europe/Mediterranean Sea
Segment Reporting Information [Line Items]
Operating profit (loss)																	(1,497)
Depreciation and amortization																	2,794
Assets	[3]			171,157													171,157
Operating Segments | West Africa
Segment Reporting Information [Line Items]
Operating profit (loss)																	2,308
Depreciation and amortization																	6,067
Additions to properties and equipment																	195
Assets	[3]			864,299													864,299
Corporate
Segment Reporting Information [Line Items]
General and administrative expenses	[4]																(14,823)
Depreciation and amortization																	166
Additions to properties and equipment																	6,899
Assets	[5]			$ 465,839													465,839
Vessel Revenues
Segment Reporting Information [Line Items]
Total revenues																	171,884
Vessel Revenues | Operating Segments | Americas
Segment Reporting Information [Line Items]
Total revenues																	45,784
Vessel Revenues | Operating Segments | Middle East/Asia Pacific
Segment Reporting Information [Line Items]
Total revenues																	39,845
Vessel Revenues | Operating Segments | Europe/Mediterranean Sea
Segment Reporting Information [Line Items]
Total revenues																	19,895
Vessel Revenues | Operating Segments | West Africa
Segment Reporting Information [Line Items]
Total revenues																	66,360
Other Operating Revenues
Segment Reporting Information [Line Items]
Total revenues																	$ 6,869
Predecessor
Segment Reporting Information [Line Items]
Total revenues																$ 151,369			$ 601,611
Operating profit (loss)																(44,615)			(59,380)
General and administrative expenses																(41,832)			(145,879)
Corporate expenses																(18,246)			(57,845)
Gain on asset dispositions, net																3,561			24,099
Asset impairments		$ (21,325)				$ (163,423)		$ (64,857)		$ (253,422)		$ (129,562)		$ (36,886)		(184,748) [1]			(484,727) [1]
Operating loss		(38,674) [2]				$ (205,374)	[2]	(69,340)	[2],[6]	$ (287,034)	[2],[6]	$ (155,344)	[2],[6]	$ (66,135)	[2],[6]	(244,048)		$ (508,513)	(577,853)
Foreign exchange loss																(3,181)			(1,638)
Equity in net earnings of unconsolidated companies																4,786			5,710
Interest income and other, net																2,384			5,193
Reorganization items																(1,396,905)
Interest and other debt costs, net																(11,179)			(75,026)
Loss before income taxes																(1,648,143)		$ (558,359)	(643,614)
Depreciation and amortization																47,447			167,291
Additions to properties and equipment																2,265			30,547
Assets excluding equity investments	[3]	3,035,550						3,282,098								3,035,550			3,282,098
Investments in and advances to unconsolidated companies		49,367						45,115								49,367			45,115
Assets except corporate portion		3,084,917						3,327,213								3,084,917			3,327,213
Assets		3,884,669						4,190,699								3,884,669			4,190,699
Predecessor | All Other Segments
Segment Reporting Information [Line Items]
Operating profit (loss)																876			(1,548)
Depreciation and amortization																1,139			4,430
Assets	[3]	20,392						21,580								20,392			21,580
Predecessor | Operating Segments
Segment Reporting Information [Line Items]
Operating profit (loss)																(45,491)			(57,832)
Depreciation and amortization																45,604			160,405
Additions to properties and equipment																1,444			2,448
Assets	[3]	3,015,158						3,260,518								3,015,158			3,260,518
Predecessor | Operating Segments | Americas
Segment Reporting Information [Line Items]
Operating profit (loss)																(22,549)			18,873
Depreciation and amortization																13,945			48,814
Additions to properties and equipment																27			93
Assets	[3]	714,891						779,778								714,891			779,778
Predecessor | Operating Segments | Middle East/Asia Pacific
Segment Reporting Information [Line Items]
Operating profit (loss)																(1,434)			(25,310)
Depreciation and amortization																9,967			40,849
Additions to properties and equipment																1,042			1,612
Assets	[3]	424,896						583,385								424,896			583,385
Predecessor | Operating Segments | Europe/Mediterranean Sea
Segment Reporting Information [Line Items]
Operating profit (loss)																(12,680)			(26,733)
Depreciation and amortization																9,060			26,538
Assets	[3]	597,819						588,519								597,819			588,519
Predecessor | Operating Segments | West Africa
Segment Reporting Information [Line Items]
Operating profit (loss)																(8,828)			(24,662)
Depreciation and amortization																12,632			44,204
Additions to properties and equipment																375			743
Assets	[3]	1,277,552						1,308,836								1,277,552			1,308,836
Predecessor | Corporate
Segment Reporting Information [Line Items]
General and administrative expenses	[4]															(17,542)			(55,389)
Depreciation and amortization																704			2,456
Additions to properties and equipment																821			28,099
Assets	[5]	$ 799,752						$ 863,486								799,752			863,486
Predecessor | Vessel Revenues
Segment Reporting Information [Line Items]
Total revenues																146,597			583,816
Predecessor | Vessel Revenues | Operating Segments | Americas
Segment Reporting Information [Line Items]
Total revenues																40,848			239,843
Predecessor | Vessel Revenues | Operating Segments | Middle East/Asia Pacific
Segment Reporting Information [Line Items]
Total revenues																36,313			114,618
Predecessor | Vessel Revenues | Operating Segments | Europe/Mediterranean Sea
Segment Reporting Information [Line Items]
Total revenues																15,466			42,667
Predecessor | Vessel Revenues | Operating Segments | West Africa
Segment Reporting Information [Line Items]
Total revenues																53,970			186,688
Predecessor | Other Operating Revenues
Segment Reporting Information [Line Items]
Total revenues																$ 4,772			$ 17,795

[1]	The period August 1, 2017 through December 31, 2017 and the year ended March 31, 2017 included $2.3 million and $2.2 million, respectively, of impairments related to inventory and other non-vessel assets.
[2]	Operating income consists of revenues less operating costs and expenses, depreciation, vessel operating leases, goodwill impairment, restructuring charges, asset impairments, general and administrative expenses and gain on asset dispositions, net, of Tidewater's operations. Asset impairments, net, are as follows:
[3]	Marine support services are conducted worldwide with assets that are highly mobile. Revenues are principally derived from offshore service vessels, which regularly and routinely move from one operating area to another, often to and from offshore operating areas in different continents. Because of this asset mobility, revenues and long-lived assets attributable to Tidewater's international marine operations in any one country are not material.
[4]	Restructuring-related professional services costs for the five month period from August 1, 2017 through December 31, 2017 are included in reorganization items. Included in corporate general and administrative expenses for the period four month period April 1, 2017 through July 31, 2017 (Predecessor) and year ended March 31, 2017 (Predecessor) were $6.7 million and $29 million of restructuring-related professional service costs, respectively.
[5]	Included in Corporate are vessels currently under construction which had not yet been assigned to a non-corporate reporting segment. The vessel construction costs will be reported in Corporate until the earlier of the vessels being assigned to a non-corporate reporting segment or the vessels' delivery. At December 31, 2017 (Successor), July 31, 2017 (Predecessor) and March 31, 2017 (Predecessor), was $9.3 million, $47.5 million and $52.4 million, respectively, of vessel construction costs were included in Corporate.
[6]	For the quarter and six months periods ended June 30, 2018, there were 2 and 15 stacked vessels impaired, respectively. For the quarter ended June 30, 2017, there were 72 stacked vessels and 5 active vessels impaired, respectively and for the six month period ended June 30, 2017 there were 83 stacked vessels and 6 active vessels impaired, respectively.